Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Predecessor and Successor may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Predecessor and Successor record contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2023 and through the issuance date of these consolidated financial statements.